Depreciation and Impairment of Assets - Summary of Depreciation and Impairment of Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation amortization and impairment [abstract]
Depreciation of Property, Plant and Equipment	$ 8,422,576	$ 7,808,724	$ 7,516,828
Amortization of Organization and Development Expenses	6,065,909	4,512,571	2,882,099
Depreciation of other intangible assets	45
Others	8,952	183,142	8,413
Total	$ 14,497,482	$ 12,504,437	$ 10,407,340